Geographical Information (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of revenues by geographical area

The following tables set forth revenues and property and equipment, net by geographic area:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Revenues:
PRC	391,652	343,119	346,808	47,512
Overseas (i)	492,414	326,384	460,069	63,029
Hong Kong	262,095	52,272	49,819	6,825
Japan	96,413	113,143	126,500	17,330
Rest of the world (ii)	133,906	160,969	283,750	38,874

Schedule of property and equipment, net by geographical area

	As of December 31,
	2023	2024
	RMB	RMB	US$
Property and equipment, net:
PRC	44,676	46,239	6,334
Non-PRC	9,208	5,325	730

(i)
Overseas revenue refers to revenues generated by the Group’s operating legal entities incorporated outside mainland China or generated by our operating legal entities incorporated in mainland China but are attributable to customers located outside mainland China . Such revenues are primarily attributable to customers located outside China based on customers’ registered addresses.
(ii)
No individual country or area, other than disclosed above, exceeded 10% of total revenues for the years ended December 31, 2022, 2023 and 2024, respectively.